Retirement Plans (Schedule of Actuarial Assumptions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Effect of One-Percentage Point Change in Assumed Healthcare Cost Trend Rates
One-Percentage-Point Increase, effect on total of service and interest cost	$ 0.1
One-Percentage-Point Increase, effect on postretirement benefit obligation	0.4
One-Percentage-Point Decrease, effect on total of service and interest cost	(0.1)
One-Percentage-Point Decrease, effect on postretirement obligation	$ (0.3)
U.S. Plans
Weighted-Average Assumptions Used in Calculating Benefit Obligations
Discount rate	4.30%	3.50%	4.40%
Rate of compensation increase	0.00%	0.00%	2.80%
Weighted Average-Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	3.50%	4.40%	4.90%
Expected return on plan assets	7.90%	7.50%	7.60%
Rate of compensation increase	0.00%	2.80%	2.80%
Non-U.S. Plans
Weighted-Average Assumptions Used in Calculating Benefit Obligations
Discount rate	3.70%	4.00%	5.20%
Rate of compensation increase	3.50%	3.70%	3.70%
Weighted Average-Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	4.00%	5.20%	4.70%
Expected return on plan assets	3.50%	4.00%	4.00%
Rate of compensation increase	3.70%	3.70%	3.70%
Postretirement Benefits
Weighted-Average Assumptions Used in Calculating Benefit Obligations
Discount rate	4.00%	3.20%	4.10%
Weighted Average-Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	3.20%	4.10%	4.60%
Healthcare Cost Trend Assumptions
Healthcare cost trend rate assumed for next fiscal year	7.30%	7.50%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%
Fiscal year the ultimate trend rate is achieved	2029	2029